Other Current Receivables - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Other Current Receivables [Abstract]
Receivable relating to production equipment returned to a supplier due to decision to discontinue construction of new production facility	$ 12.2
Impairment of receivable due to the decision to discontinue the construction of new production facility	$ 13.9